VALUE OF IN-FORCE BUSINESS	12 Months Ended
Dec. 31, 2017
Disclosure of value of in-force business [Abstract]
Disclosure of value of in-force business [Text Block]

NOTE 24: VALUE OF IN-FORCE BUSINESS

Critical accounting estimates and judgements

The value of in-force business asset represents the present value of future profits expected to arise from the portfolio of in-force life insurance and participating investment contracts. The valuation of this asset requires assumptions to be made about future economic and operating conditions which are inherently uncertain and changes could significantly affect the value attributed to this asset. The methodology used to value this asset and the key assumptions that have been made in determining the carrying value of the value of in-force business asset at 31 December 2017 are set out below.

Key assumptions

The principal features of the methodology and process used for determining key assumptions used in the calculation of the value of in-force business are set out below:

ECONOMIC ASSUMPTIONS

Each cash flow is valued using the discount rate consistent with that applied to such a cash flow in the capital markets. In practice, to achieve the same result, where the cash flows are either independent of or move linearly with market movements, a method has been applied known as the ‘certainty equivalent’ approach whereby it is assumed that all assets earn a risk-free rate and all cash flows are discounted at a risk-free rate. The certainty equivalent approach covers all investment assets relating to insurance and participating investment contracts, other than the annuity business (where an illiquidity premium is included, see below).

A market-consistent approach has been adopted for the valuation of financial options and guarantees, using a stochastic option pricing technique calibrated to be consistent with the market price of relevant options at each valuation date. Further information on options and guarantees can be found in note 31.

The liabilities in respect of the Group’s UK annuity business are matched by a portfolio of fixed interest securities, including a large proportion of corporate bonds and illiquid loan assets. The value of the in-force business asset for UK annuity business has been calculated after taking into account an estimate of the market premium for illiquidity in respect of corporate bond holdings and relevant illiquid loan assets. In determining the market premium for illiquidity, a range of inputs are considered which reflect actual asset allocation and relevant observable market data. The illiquidity premium is estimated to be 114 basis points at 31 December 2017 (2016: 138 basis points).

The risk-free rate is derived from the relevant swap curve with a deduction for credit risk.

The table below shows the resulting range of yields and other key assumptions at 31 December:

	2017	2016
	%	%
Risk-free rate (value of in-force non-annuity business)[1]	0.00 to 4.20	0.00 to 4.20
Risk-free rate (value of in-force annuity business)[1]	1.14 to 5.34	1.38 to 5.58
Risk-free rate (financial options and guarantees)[1]	0.00 to 4.20	0.00 to 4.20
Retail price inflation	3.43	3.50
Expense inflation	3.67	3.73

1	All risk-free rates are quoted as the range of rates implied by the relevant forward swap curve.

NON-MARKET RISK

An allowance for non-market risk is made through the choice of best estimate assumptions based upon experience, which generally will give the mean expected financial outcome for shareholders and hence no further allowance for non-market risk is required. However, in the case of operational risk, reinsurer default and the with-profit funds these can be asymmetric in the range of potential outcomes for which an explicit allowance is made.

NON-ECONOMIC ASSUMPTIONS

Future mortality, morbidity, expenses, lapse and paid-up rate assumptions are reviewed each year and are based on an analysis of past experience and on management’s view of future experience. Further information on these assumptions is given in note 31 and the effect of changes in key assumptions is given in note 32.

The gross value of in-force business asset in the consolidated balance sheet is as follows:

	2017 £m	2016 £m
Acquired value of in-force non-participating investment contracts	306	340
Value of in-force insurance and participating investment contracts	4,533	4,702
Total value of in-force business	4,839	5,042

The movement in the acquired value of in-force non-participating investment contracts over the year is as follows:

	2017	2016
	£m	£m
At 1 January	340	377
Amortisation taken to income statement (note 11)	(34)	(37)
At 31 December	306	340

The acquired value of in-force non-participating investment contracts includes £185 million (2016: £206 million) in relation to OEIC business.

The movement in the value of in-force insurance and participating investment contracts over the year is as follows:

	2017	2016
	£m	£m
At 1 January	4,702	4,219
Exchange and other adjustments	(4)	11
Movements in the year:
New business	348	428
Existing business:
Expected return	(318)	(210)
Experience variances	(226)	(137)
Assumption changes	(238)	127
Economic variance	269	264
Movement in the value of in-force business taken to income statement (note 9)	(165)	472
At 31 December	4,533	4,702

This breakdown shows the movement in the value of in-force business only, and does not represent the full contribution that each item in the breakdown makes to profit before tax. This will also contain changes in the other assets and liabilities, including the effects of changes in assumptions used to value the liabilities, of the relevant businesses. The presentation of economic variance includes the impact of financial market conditions being different at the end of the reporting period from those included in assumptions used to calculate new and existing business returns.